Income Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 – Income Taxes

For the year ended June 30, 2021 and prior periods since inception, the Company’s activities have not generated taxable income. A valuation allowance has been recorded on tax loss carryforwards and other deferred tax assets. Accordingly, the Company has not recognized any current or deferred income tax expense or benefit for the years ended June 30, 2021 and 2020.

A reconciliation of the provision for income taxes to income taxes computed by applying the statutory United States federal rate to income before taxes is as follows:

	June 30, 2021	June 30, 2020

Income tax, at applicable federal tax rate	$(2,433,121)	$(875,764)

State income tax	(374,728)	(193,697)
Change in valuation allowance	2,070,288	1,013,841
Non-deductible interest	710,560
Other	27,001	55,620
Total provision for income taxes	$-	$-

The details of the net deferred tax asset are as follows:

	June 30, 2021	June 30, 2020

Deferred tax assets:
Deferred revenue	$149	$38,824
Start-up and organizational costs	125,004	135,208
Stock compensation expense	522,836	453,975
Depreciation	5,148	-
Accrued Payroll	42,214	-
Charitable contributions	3,777	2,608
Net operating loss carryforwards	3,863,935	1,864,672
Gross deferred tax assets	4,563,063	2,495,287
Valuation allowance recognized for deferred tax assets	(4,225,188)	(2,154,900)
Net deferred tax assets	337,875	340,387
Deferred tax liabilities:
Depreciation	-	(11,662)
Capitalized software	(337,875)	(328,725)
Gross deferred tax liabilities	(337,875)	(340,387)
Net deferred tax assets	$-	$-

The Company has approximately $15,011,401 of net operating loss carryforwards available to reduce future income taxes, of which approximately $17,000 of net operating loss carryforwards expire in 2037. Due to uncertainty as to the realization of the net operating loss carryforwards and other deferred tax assets as a result of the Company’s limited operating history and operating losses since inception, a full valuation allowance has been recorded against the Company’s deferred tax assets. The Company does not have any uncertain tax positions. The net operating loss carryforwards may be subject to an annual limitation as a result of a change of ownership as defined under Internal Revenue Code Section 382